Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) m² shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Production capacity with an annual output (in Shares) | shares	100,000
Depreciation expenses	$ 10,102,868	$ 10,141,120	$ 10,165,138
Long-term loan	6,100,000
Zhejiang Kandi Technology [Member]
Property, Plant and Equipment [Line Items]
Buildings, gross	16,100,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Buildings, gross	10,600,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 1,800,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Area square meters (in Square Meters) | m²	58,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Area square meters (in Square Meters) | m²	96,000